3. MATERIAL ACCOUNTING POLICY INFORMATION: k) Property, plant and equipment (Policies)	12 Months Ended
Dec. 31, 2025
Policies
k) Property, plant and equipment

k)Property, plant and equipment

Property, plant and equipment are recorded at cost and depreciated using the declining-balance basis at the following annual rates:

Class of property, plant and equipment	Depreciation rate
Computers	50%
Furniture and fixtures	20%
Buildings	4%
Land	nil
Machinery and equipment	20%
Vehicles	30%

Additions during the year are depreciated on a pro-rated basis.